Merger - Stock Outstanding After Merger (Details) - shares	Dec. 27, 2024	Dec. 27, 2023	Dec. 31, 2024	Dec. 31, 2023
Common Class A
Schedule of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)			18,199,586	16,647,529
Common Class B
Schedule of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)			59,930,000	59,930,000
Common Stock | Common Class A and Common Class B
Schedule of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)		76,577,529
Common Stock | Common Class A
Schedule of Reverse Recapitalization [Line Items]
flyExclusive Class A common stock held by third party in accordance with execution of Non-Redemption Agreement (in shares)	70,000
Common stock, outstanding (in shares)			18,199,586	16,647,529
Common Stock | Common Class A | Shares Issued for EGA Stock and Warrants
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)		7,027,255
Common Stock | Common Class A | EGA | Shares Issued for EGA Stock Subject to Redemption
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)		1,306,922
Common Stock | Common Class A | EGA | Public Warrants | Shares Issued for EGA Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)		95,333
Common Stock | Common Class A | EGA Sponsor | Shares Issued for EGA Stock Not Subject to Redemption
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)		5,624,000
Common Stock | Common Class A | Affiliates of EGA Sponsor | Shares Issued for Bridge Notes
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)		8,326,712
Common Stock | Common Class A | Non-Affiliates of EGA Sponsor | Shares Issued for Bridge Notes
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)		1,223,562
Common Stock | Common Class A | Third Party
Schedule of Reverse Recapitalization [Line Items]
flyExclusive Class A common stock held by third party in accordance with execution of Non-Redemption Agreement (in shares)		70,000
Common Stock | Common Class B
Schedule of Reverse Recapitalization [Line Items]
flyExclusive Class A common stock held by third party in accordance with execution of Non-Redemption Agreement (in shares)	(70,000)
Common stock, outstanding (in shares)			59,930,000	59,930,000
Common Stock | Common Class B | EGA Sponsor | Shares Issued for EGA Stock
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)		1,000
Common Stock | Common Class B | Existing Equityholders
Schedule of Reverse Recapitalization [Line Items]
flyExclusive Class B common stock held by LGM Existing Equityholders (in shares)		59,930,000